Inventories, Net (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Inventories, Net [Abstract]
Inventory | $		$ 3,577,925	$ 1,427,716
Percentage of Inventory		150.60%
Inventory falling price, percentage		10.00%
Inventory underwent an impairment | ¥	¥ 30